UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim High Yield Bond Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim High Yield Bond Portfolio

During the 12-month period ending December 31, 2006, the Maxim High Yield Bond Portfolio, returned 10.12%, underperforming the fund's benchmark, the Citigroup High Yield Market Index, which returned 11.30% during the period.

The Citigroup High Yield Index returned 11.30% for the 12-month period ending December 31, 2006. The Portfolio outperformed the Lehman Aggregate and Emerging Markets, which returned 4.33% and 10.49%, respectively and trailed the S&P 500 which returned 15.84%. The Portfolio generated over 800 basis points (bps) of excess return for the year. Lower rated faired better than higher-rated issuers. Specifically, CCC and lower rated issues on average gained approximately +19.40% for the period, while B’s and BB’s returned approximately +12.00% and +9.80% respectively. The option-adjusted spread (OAS) of the Index narrowed from +356bps as of 12/31/05 to +284bps as of 12/31/06. The best performing industries included Media Cable and Consumer Cyclical which returned 20.37% and 16.10%, respectively. Charter Communications was the top Media Cable performer returning 34.39% for the period. Charter has, for the most part, completed their cable system upgrades and is expected to realize significant revenue increases with the roll-out of new products. GM was the top performing Consumer Cyclical performer returning 28.33%. GM bondholders benefited from GM’s restructuring efforts. In addition GM’s sale of a majority stake in their finance unit, GMAC, helped bolster GM’s liquidity profile. New issue high yield supply totaled approximately $144bn in 2006, higher than the prior annual record of $137.7bn set in 1998. LBO acquisition financings accounted for 47% of new issue volumes, the highest level on record. The most notable transactions included the financing for HCA’s $33bn LBO, the largest LBO on record and Freescale’s $5.95bn transaction was the largest high yield deal ever. 2006 also marked the first time that acquisition related financing topped refinancing related transactions, approximately $68bn versus approximately 58bn. The US speculative grade default rate fell from 2.34% (on an issuer-weighted basis) at the end of 2005 to 1.82% for the trailing 12 months ended Dec 2006. A 25 year low only 20 companies defaulted during the period. The average annual default rate from 1980-2006 was 4.52%.

The following Maxim High Yield Bond Portfolio positioning impacted relative performance for 2006. Issue selection aided relative performance due to an overweight to Level 3 Communications which returned 33.22% and due to 8 of the 10 largest underweights underperforming the market. Underweight to General Motors and Ford hurt performance which returned 28.33% and 21.93% respectively. Sector allocation had marginal impact on performance as the positive impact of an overweight to Media Cable, which returned 2.37%, and an underweight to Utilities, which returned 9.10%, was offset by the negative impact of an overweight to Media Non-Cable, which returned 10.09% and an underweight to Consumer Cyclicals, which returned 16.10%. Ratings distribution aided relative performance due to an overweight to CCC rated issues, which returned 19.40%, and an underweight to BB rated issues, which returned 9.80%.

	Maxim High Yield Bond	Citigroup High Yield Index

05/21/2003	10,000.00	10,000.00
12/31/2003	10,890.00	11,273.00
12/31/2004	11,909.30	12,489.36

12/31/2005	12,220.14	12,749.14
12/31/2006	13,456.81	14,263.91

Maxim High Yield Portfolio

Total Return –

One Year:	10.12%
Since inception:	8.43%

Portfolio Inception: 5/21/2003

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim High Yield Portfolio, made at its inception, with the performance of the Citigroup High Yield Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High Yield Bond Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended December 31, 2006 and for the period from May 21, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended December 31, 2006 and for the period from May 21, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim High Yield Bond Portfolio (formerly known as Maxim Salomon Brothers High Yield Bond Portfolio)

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$159,401,833
Cash	1,040
Collateral for securities loaned	27,231,931
Interest receivable	3,297,031
Subscriptions receivable	371,051
Receivable for investments sold	180,420

Total assets	190,483,306

LIABILITIES:
Due to investment adviser	150,837
Payable upon return of securities loaned	27,231,931
Redemptions payable	815,749

Total liabilities	28,198,517

NET ASSETS	$162,284,789

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,569,257
Additional paid-in capital	157,746,858
Net unrealized appreciation on investments	3,383,666
Accumulated net realized loss on investments	(414,992)

NET ASSETS	$162,284,789

NET ASSET VALUE PER OUTSTANDING SHARE	$10.34
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	15,692,574

(1) Cost of investments in securities:	$156,018,167

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$11,887,137
Income from securities lending	114,577
Dividends	6,525

Total income	12,008,239

EXPENSES:
Management fees	1,658,673

NET INVESTMENT INCOME	10,349,566

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(346,156)
Change in net unrealized appreciation on investments	4,581,728

Net realized and unrealized gain on investments	4,235,572

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,585,138

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$10,349,566	$8,262,211
Net realized gain (loss) on investments	(346,156)	1,111,527
Change in net unrealized appreciation (depreciation) on investments	4,581,728	(5,871,377)

Net increase in net assets resulting from operations	14,585,138	3,502,361

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,426,100)	(8,239,186)
From net realized gains	0	(1,456,481)

Total distributions	(10,426,100)	(9,695,667)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	73,882,194	69,362,216
Reinvestment of distributions	10,426,100	9,695,667
Redemptions of shares	(56,357,458)	(60,704,250)

Net increase in net assets resulting from share transactions	27,950,836	18,353,633

Total increase in net assets	32,109,874	12,160,327

NET ASSETS:
Beginning of period	130,174,915	118,014,588

End of period (1)	$162,284,789	$130,174,915
	0	0
OTHER INFORMATION:

SHARES:
Sold	7,202,830	6,650,021
Issued in reinvestment of distributions	1,033,896	955,875
Redeemed	(5,495,514)	(5,826,127)

Net increase	2,741,212	1,779,769

(1) Including undistributed net investment income	$0	$26,950

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,			Period Ended December 31,
	2006	2005	2004	2003 +

Net Asset Value, Beginning of Period	$10.05	$10.56	$10.54	$10.00

Income from Investment Operations

Net investment income	0.70	0.66	0.71	0.29
Net realized and unrealized gain (loss)	0.29	(0.39)	0.24	0.60

Total Income From Investment Operations	0.99	0.27	0.95	0.89

Less Distributions

From net investment income	(0.70)	(0.66)	(0.71)	(0.28)
From net realized gains	0.00	(0.12)	(0.22)	(0.07)

Total Distributions	(0.70)	(0.78)	(0.93)	(0.35)

Net Asset Value, End of Period	$10.34	$10.05	$10.56	$10.54

Total Return	10.12%	2.61%	9.36%	8.90%	w

Net Assets, End of Period ($000)	$162,285	$130,175	$118,015	$128,029

Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	*

Ratio of Net Investment Income to
Average Net Assets	6.86%	6.50%	6.10%	5.18%	*

Portfolio Turnover Rate	80.70%	50.80%	179.98%	110.88%	w

+	The portfolio commenced operations on May 21, 2003.

w	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective December 7, 2006, the Maxim Salomon Brothers High Yield Bond Portfolio’s name changed to Maxim High Yield Bond Portfolio. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2006 were $25,362,965, $26,052,697 and 16.05%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $144,258,351 and $114,995,306, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $156,050,230. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,587,820 and gross depreciation of securities in which there was an excess of tax cost over value of $1,236,217 resulting in net appreciation of $3,351,603.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2006, the Portfolio had securities on loan valued at $26,970,292 and received collateral of $27,231,931 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	2006		2005
Distributions paid from:
Ordinary income	$10,426,100	$4	9,232,071
Long-term capital gain	0		463,596
	$10,426,100		$9,695,667

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0
Net accumulated earnings	0

Net unrealized appreciation on investments	3,351,603
Capital loss carryforwards (expiring in 2014)	(382,929)
Post-October losses	0
Total accumulated gain on investments	$2,968,674

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2006 the Portfolio reclassified $46,706 from paid-in capital to undistributed net investment income and $2,878 from accumulated net realized loss on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

BONDS

Par Value ($)	Value ($)

AEROSPACE & DEFENSE --- 1.62%

430,000 Alliant Techsystems Inc	430,000
Senior Subordinated Notes
6.750% April 1, 2016
770,000 DRS Technologies Inc	775,775
Senior Notes
6.625% February 1, 2016
150,000 L-3 Communications Corp	148,500
Senior Subordinated Notes
6.375% October 15, 2015
495,000 L-3 Communications Corp	512,325
Bonds
7.625% June 15, 2012
105,000 L-3 Communications Corp ^^	101,325
Senior Subordinated Notes
5.875% January 15, 2015
205,000 Sequa Corp	219,350
Senior Notes
9.000% August 1, 2009
375,000 TransDigm Inc	386,250
Subordinated Notes
7.750% July 15, 2014
$2,573,525

AIRLINES --- 1.39%

380,000 Continental Airlines Inc	382,850
Pass Thru Certificates
8.750% December 1, 2011
209,263 Delta Air Lines Inc **	210,309
Pass Thru Certificates
6.619% March 18, 2011
320,000 Delta Air Lines Inc **	318,800
Pass Thru Certificates
7.711% September 18, 2011
920,000 Delta Air Lines Inc ** ^^	933,800
Pass Thru Certificates
7.111% March 18, 2011
334,946 United Air Lines Inc **	365,091
Pass Thru Certificates
8.030% July 1, 2011
$2,210,850

AUTO PARTS & EQUIPMENT --- 1.21%

455,000 Keystone Automotive Operations Inc	450,450
Senior Subordinated Notes
9.750% November 1, 2013

277,000 TRW Automotive Inc ^^	303,661
Senior Subordinated Notes
11.000% February 15, 2013
725,000 Visteon Corp ^^	706,875
Senior Notes
8.250% August 1, 2010
520,000 Visteon Corp ^^	455,000
Senior Notes
7.000% March 10, 2014
$1,915,986

AUTOMOBILES --- 3.52%

290,000 Asbury Automotive Group Inc	303,050
Company Guaranteed notes
9.000% June 15, 2012
185,000 Ford Motor Co	160,950
Debentures
8.875% January 15, 2022
400,000 Ford Motor Co	359,000
Debentures
8.900% January 15, 2032
210,000 Ford Motor Co	224,438
Convertible
4.250% December 15, 2036
2,380,000 Ford Motor Co ^^	1,868,300
Notes
7.450% July 16, 2031
375,000 General Motors Corp	348,750
Senior Debentures
8.250% July 15, 2023
385,000 General Motors Corp	373,450
Notes
7.200% January 15, 2011
2,120,000 General Motors Corp ^^	1,961,000
Debentures
8.375% July 15, 2033
$5,598,938

BROADCAST/MEDIA --- 7.93%

590,000 CCH I Holdings LLC + ^^	532,475
Step Bonds 0% - 11.750%
11.750% May 15, 2014
27,000 CCH I LLC	27,607
Bonds
11.000% October 1, 2015
860,000 CCH I LLC	882,575
Secured Notes
11.000% October 1, 2015
442,000 CCH II LLC	470,730
Notes
10.250% October 1, 2013
750,000 CCH II LLC	784,688
Senior Notes
10.250% September 15, 2010
505,000 CMP Susquehanna Corp # ^^	502,475
Senior Subordinated Notes
9.875% May 15, 2014

20,000 CSC Holdings Inc	20,725
Debentures
8.125% August 15, 2009
220,000 CSC Holdings Inc # ^^	214,500
Senior Notes
6.750% April 15, 2012
1,030,000 CSC Holdings Inc ^^	1,067,338
Senior Notes
8.125% July 15, 2009
215,000 Charter Communications Holdings LLC	200,488
Senior Discount Notes
13.880% January 15, 2012
180,000 Charter Communications Holdings LLC	172,800
Senior Discount Notes
11.750% May 15, 2011
50,000 Charter Communications Holdings LLC	46,250
Senior Discount Notes
9.920% April 1, 2011
250,000 Charter Communications Operating LLC #	260,938
Senior Notes
8.375% April 30, 2014
655,000 DirecTV	681,200
Senior Notes
8.375% March 15, 2013
765,000 EchoStar DBS Corp	764,044
Senior Notes
7.000% October 1, 2013
210,000 EchoStar DBS Corp	210,000
Company Guaranteed Notes
7.125% February 1, 2016
1,100,000 EchoStar DBS Corp	1,072,500
Company Guaranteed Notes
6.625% October 1, 2014
140,000 ION Media Networks Inc # ++	141,750
Secured Notes
11.624% January 15, 2013
250,000 Insight Communications Co Inc +	261,875
Step Bond 0% - 12.250%
12.250% February 15, 2011
735,000 Kabel Deutschland GmbH	814,931
Notes
10.625% July 1, 2014
635,000 LodgeNet Entertainment Corp	684,213
Senior Notes
9.500% June 15, 2013
415,000 Rainbow National Services LLC #	461,169
Senior Subordinated Debentures
10.375% September 1, 2014
210,000 Rainbow National Services LLC #	220,763
Senior Notes
8.750% September 1, 2012
10,000 Rogers Cable Inc	9,562
Secured Notes
5.500% March 15, 2014
15,000 Rogers Cable Inc	15,113
Secured Notes
6.250% June 15, 2013

865,000 Rogers Cable Inc	891,241
Secured Notes
6.750% March 15, 2015
315,000 Sinclair Broadcast Group Inc	325,238
Company Guaranteed Notes
8.000% March 15, 2012
400,000 Videotron Ltee	391,000
Notes
6.375% December 15, 2015
160,000 XM Satellite Radio Inc ++	155,600
Senior Notes
9.871% May 1, 2013
350,000 XM Satellite Radio Inc ^^	350,000
Senior Notes
9.750% May 1, 2014
$12,633,788

BUILDING MATERIALS --- 1.51%

890,000 Associated Materials Inc +	600,750
Step Bond 0% - 11.250%
13.960% March 1, 2014
370,000 Associated Materials Inc ^^	381,100
Company Guaranteed Notes
9.750% April 15, 2012
1,445,000 NTK Holdings Inc +	1,011,500
Step Bond 0% - 10.750%
6.010% March 1, 2014
425,000 Nortek Inc	416,500
Senior Subordinated Notes
8.500% September 1, 2014
$2,409,850

CHEMICALS --- 2.75%

200,000 ARCO Chemical Co	231,000
Debentures
9.800% February 1, 2020
110,000 Chemtura Corp	105,875
Notes
6.875% June 1, 2016
500,000 Equistar Chemicals LP	532,500
Senior Notes
10.625% May 1, 2011
800,000 Georgia Gulf Corp ^^ #	780,000
Senior Notes
9.500% October 15, 2014
240,000 Huntsman International LLC # ^^	241,800
Notes
7.875% November 15, 2014
175,000 Lyondell Chemical Co	183,750
Company Guaranteed Notes
8.250% September 15, 2016
210,000 Lyondell Chemical Co	217,875
Company Guaranteed Notes
8.000% September 15, 2014
40,000 Lyondell Chemical Co	44,000
Company Guaranteed Notes
10.500% June 1, 2013

465,000 Lyondell Chemical Co	499,875
Secured Notes
11.125% July 15, 2012
500,000 Millennium America Inc	516,250
Company Guaranteed Notes
9.250% June 15, 2008
765,000 Montell Finance Co BV #	726,750
Company Guaranteed Notes
8.100% March 15, 2027
320,000 Westlake Chemical Corp	309,600
Company Guaranteed Notes
6.625% January 15, 2016
$4,389,275

COMMUNICATIONS - EQUIPMENT --- 0.30%

515,000 Lucent Technologies Inc	475,088
Debentures
6.450% March 15, 2029
$475,088

COMPUTER HARDWARE & SYSTEMS --- 0.20%

350,000 Activant Solutions Inc #	325,500
Senior Subordinated Notes
9.500% May 1, 2016
$325,500

COMPUTER SOFTWARE & SERVICES --- 1.46%

1,170,000 SunGard Data Systems Inc	1,248,975
Senior Subordinated Notes
10.250% August 15, 2015
175,000 SunGard Data Systems Inc ^^	183,750
Senior Unsecured Notes
9.125% August 15, 2013
546,239 UGS Capital Corp II # ++	559,895
Senior Notes
10.348% June 1, 2011
310,000 UGS Corp	337,900
Company Guaranteed Notes
10.000% June 1, 2012
$2,330,520

CONTAINERS --- 2.64%

540,000 Berry Plastics Holding Corp #	548,100
Secured Notes
8.875% September 15, 2014
755,000 Graham Packaging Co Inc ^^	762,550
Subordinated Notes
9.875% October 15, 2014
325,000 Graphic Packaging International Corp	336,375
Senior Notes
8.500% August 15, 2011
425,000 Graphic Packaging International Corp ^^	448,375
Senior Notes
9.500% August 15, 2013
1,099,000 Owens-Brockway Glass Containers Inc	1,123,728
Company Guaranteed Notes
8.875% February 15, 2009

325,000 Plastipak Holdings Inc #	338,000
Senior Notes
8.500% December 15, 2015
665,000 Smurfit-Stone Container Enterprises Inc	651,700
Senior Notes
8.375% July 1, 2012
$4,208,828

ELECTRIC COMPANIES --- 2.54%

840,000 Allegheny Energy Supply Co LLC #	921,900
Bonds
8.250% April 15, 2012
90,000 Edison Mission Energy	94,050
Senior Notes
7.500% June 15, 2013
400,000 Edison Mission Energy	414,000
Senior Notes
7.730% June 15, 2009
480,000 Edison Mission Energy ^^	508,800
Senior Notes
7.750% June 15, 2016
90,000 IPALCO Enterprises Inc	97,875
Senior Secured Notes
8.625% November 14, 2011
325,000 Inergy LP/Inergy Finance Corp	319,313
Senior Notes
6.875% December 15, 2014
638,622 Midwest Generation LLC	704,081
Pass Thru Certificates
8.560% January 2, 2016
890,000 Mission Energy Holding Co	981,225
Secured Notes
13.500% July 15, 2008
$4,041,244

ELECTRONIC INSTRUMENTS & EQUIP --- 0.31%

360,000 NXP BV #	372,150
Secured Notes
7.875% October 15, 2014
120,000 NXP BV # ^^	123,000
Senior Notes
9.500% October 15, 2015
$495,150

ELECTRONICS - SEMICONDUCTOR --- 0.48%

770,000 Freescale Semiconductor Inc #	767,113
Senior Notes
8.875% December 15, 2014
$767,113

FINANCIAL SERVICES --- 5.75%

475,000 BCP Crystal US Holdings	524,875
Senior Subordinated Notes
9.625% June 15, 2014
150,000 CitiSteel USA Inc #	169,500
Secured Notes
15.000% October 1, 2010

190,000 CitiSteel USA Inc ++	196,650
Notes
12.949% September 1, 2010
300,000 Ford Motor Credit Co	302,492
Notes
7.875% June 15, 2010
260,000 Ford Motor Credit Co	248,295
Notes
7.000% October 1, 2013
260,000 Ford Motor Credit Co	256,919
Notes
8.000% December 15, 2016
715,000 Ford Motor Credit Co	764,711
Senior Notes
9.875% August 10, 2011
521,000 Ford Motor Credit Co # ++	556,122
Notes
10.610% June 15, 2011
285,000 Ford Motor Credit Co ++	302,026
Notes
9.824% April 15, 2012
482,500 Ford Motor Credit Co ++	478,118
Notes
8.123% January 13, 2012
3,000,000 General Motors Acceptance Corp	3,443,905
Bonds
8.000% November 1, 2031
960,000 General Motors Acceptance Corp	985,751
Notes
6.875% August 28, 2012
65,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC #	65,894
Secured Notes
9.750% November 15, 2014
705,000 JSG Funding PLC	747,300
Senior Notes
9.625% October 1, 2012
130,000 Milacron Escrow Corp	123,500
Secured Notes
11.500% May 15, 2011
$9,166,058

FOOD & BEVERAGES --- 0.72%

460,000 Constellation Brands Inc	472,650
Company Guaranteed Notes
7.250% September 1, 2016
545,000 Dole Food Co Inc	519,113
Company Guaranteed Notes
7.250% June 15, 2010
165,000 Dole Food Co Inc ^^	162,525
Senior Notes
8.875% March 15, 2011
$1,154,288

FOREIGN GOVERNMENTS --- 2.02%

50,000 Government of Brazil	60,625
Bonds
8.250% January 20, 2034

155,000 Government of Brazil	191,425
Notes
8.750% February 4, 2025
520,000 Government of Brazil	578,240
Notes
8.000% January 15, 2018
235,000 Government of Mexico	285,525
Notes
8.125% December 30, 2019
247,000 Government of Mexico	259,721
Notes
6.375% January 16, 2013
175,000 Government of Mexico	213,850
Notes
8.000% September 24, 2022
79,000 Government of Panama	105,465
Global Bonds
9.375% April 1, 2029
1,320,000 Government of Russia +	1,490,148
Step Bond 2.250% - 7.500%
5.000% March 31, 2030
38,889 Government of Russia +	40,654
Step Bond 2.250% - 7.500%
8.250% March 31, 2010
$3,225,653

GOLD, METALS & MINING --- 1.20%

375,000 Alpha Natural Resources LLC	406,875
Company Guaranteed Notes
10.000% June 1, 2012
560,000 International Coal Group Inc	560,000
Senior Notes
10.250% July 15, 2014
520,000 Metals USA Holding Corp # ++	499,200
Senior Notes
11.374% January 15, 2012
425,000 Rathgibson Inc	450,500
Senior Notes
11.250% February 15, 2014
$1,916,575

HEALTH CARE RELATED --- 5.62%

450,000 AmeriPath Inc	487,125
Company Guaranteed Notes
10.500% April 1, 2013
515,000 Community Health Systems Inc	507,275
Senior Subordinated Notes
6.500% December 15, 2012
900,000 DaVita Inc	918,000
Senior Subordinated Notes
7.250% March 15, 2015
190,000 HCA Inc	157,263
Notes
7.690% June 15, 2025
1,520,000 HCA Inc	1,143,219
Debentures
7.500% November 15, 2095

20,000 HCA Inc	18,300
Notes
6.300% October 1, 2012
225,000 HCA Inc	190,688
Notes
6.375% January 15, 2015
500,000 HCA Inc #	535,625
Secured Notes
9.250% November 15, 2016
455,000 HCA Inc #	489,125
Secured Notes
9.625% November 15, 2016
20,000 HCA Inc ^^	16,850
Bonds
6.500% February 15, 2016
500,000 IASIS Healthcare	506,250
Senior Subordinated Notes
8.750% June 15, 2014
665,000 Leiner Health Products Inc ^^	688,275
Senior Subordinated Notes
11.000% June 1, 2012
300,000 Psychiatric Solutions Inc	299,250
Company Guaranteed Notes
7.750% July 15, 2015
259,000 Psychiatric Solutions Inc	284,900
Senior Subordinated Notes
10.625% June 15, 2013
275,000 Tenet Healthcare Corp	275,000
Senior Notes
10.000% February 1, 2015
1,800,000 Tenet Healthcare Corp	1,831,500
Senior Notes
9.875% July 1, 2014
600,000 Triad Hospitals Inc	603,750
Senior Subordinated Notes
7.000% November 15, 2013
$8,952,395

HOMEBUILDING --- 1.50%

55,000 Beazer Homes USA Inc	53,900
Company Guaranteed Notes
6.875% July 15, 2015
500,000 Beazer Homes USA Inc ^^	530,000
Senior Notes
8.125% June 15, 2016
595,000 DR Horton Inc	622,791
Company Guaranteed Bonds
8.500% April 15, 2012
345,000 K Hovnanian Enterprises Inc	346,725
Company Guaranteed Notes
7.500% May 15, 2016
790,000 K Hovnanian Enterprises Inc ^^	841,350
Senior Notes
8.625% January 15, 2017
$2,394,766

HOTELS/MOTELS --- 2.14%

450,000 Hilton Hotels Corp	477,000
Notes
7.625% December 1, 2012
720,000 Inn of the Mountain Gods	777,600
Senior Notes
12.000% November 15, 2010
425,000 Las Vegas Sands Corp	411,719
Senior Notes
6.375% February 15, 2015
450,000 MGM Mirage Inc	451,125
Senior Notes
7.625% January 15, 2017
800,000 MGM Mirage Inc	788,000
Senior Notes
6.750% September 1, 2012
500,000 Turning Stone Casino Resort Enterprise #	512,500
Senior Notes
9.125% December 15, 2010
$3,417,944

HOUSEHOLD GOODS --- 1.35%

55,000 American Greetings Corp	56,513
Senior Unsecured Notes
7.375% June 1, 2016
210,000 Interface Inc	232,050
Senior Notes
10.375% February 1, 2010
65,000 Norcraft Cos LP	67,275
Senior Subordinated Notes
9.000% November 1, 2011
1,060,000 Norcraft Holdings LP +	895,700
Step Bond 0% - 9.750%
9.940% September 1, 2012
500,000 Sealy Mattress Co	522,500
Senior Subordinated Notes
8.250% June 15, 2014
225,000 Simmons Bedding Co ^^	227,813
Senior Subordinated Notes
7.875% January 15, 2014
50,000 Simmons Bedding Co ^^	39,250
Senior Notes
10.000% December 15, 2014
136,000 Spectrum Brands Inc	117,640
Company Guaranteed Notes
7.375% February 1, 2015
$2,158,741

INDEPENDENT POWER PRODUCTS --- 2.51%

775,000 AES China Generating Co Ltd	774,888
Bonds
8.250% June 26, 2010
905,000 Mirant North America LLC	918,575
Company Guaranteed Notes
7.375% December 31, 2013

225,000 NRG Energy Inc	226,688
Company Guaranteed Notes
7.250% February 1, 2014
1,555,000 NRG Energy Inc	1,562,775
Company Guaranteed Notes
7.375% February 1, 2016
85,000 NRG Energy Inc	85,213
Notes
7.375% January 15, 2017
380,000 Orion Power Holdings Inc	431,300
Senior Notes
12.000% May 1, 2010
$3,999,439

INSURANCE RELATED --- 1.32%

910,000 Crum & Forster Holdings Corp ^^	985,075
Senior Notes
10.375% June 15, 2013
930,000 Vanguard Health Holding Co II	941,625
Senior Subordinated Notes
9.000% October 1, 2014
225,000 Vanguard Health Holding I +	173,250
Step Bond 11.130% - 11.250%
11.250% October 1, 2015
$2,099,950

INVESTMENT BANK/BROKERAGE FIRM --- 0.47%

190,000 E*TRADE Financial Corp	197,600
Senior Notes
7.375% September 15, 2013
515,000 E*TRADE Financial Corp	547,188
Senior Unsecured Notes
7.875% December 1, 2015
$744,788

LEISURE & ENTERTAINMENT --- 4.25%

85,000 AMC Entertainment Inc	88,931
Company Guaranteed Notes
8.625% August 15, 2012
975,000 AMC Entertainment Inc	1,094,438
Company Guaranteed Notes
11.000% February 1, 2016
325,000 Boyd Gaming Corp	324,188
Senior Subordinated Notes
6.750% April 15, 2014
160,000 Choctaw Resort Development Enterprise #	160,000
Senior Notes
7.250% November 15, 2019
500,000 Herbst Gaming Inc	510,000
Senior Subordinated Notes
8.125% June 1, 2012
160,000 Isle of Capri Casinos Inc	159,200
Senior Subordinated Notes
7.000% March 1, 2014
45,000 Isle of Capri Casinos Inc	47,025
Company Guaranteed Notes
9.000% March 15, 2012

375,000 Mohegan Tribal Gaming	390,469
Senior Subordinated Notes
8.000% April 1, 2012
950,000 Mohegan Tribal Gaming	950,000
Senior Subordinated Notes
6.375% July 15, 2009
550,000 Penn National Gaming Inc	539,000
Senior Subordinated Notes
6.750% March 1, 2015
500,000 Pinnacle Entertainment Inc	505,000
Senior Subordinated Notes
8.250% March 15, 2012
60,000 River Rock Entertainment	63,600
Senior Notes
9.750% November 1, 2011
575,000 Seneca Gaming Corp	585,063
Senior Notes
7.250% May 1, 2012
975,000 Station Casinos Inc ^^	866,531
Senior Subordinated Notes
6.500% February 1, 2014
65,000 Tropicana Entertainment #	64,350
Senior Subordinated Notes
9.625% December 15, 2014
425,000 WMG Acquisition Corp	420,750
Senior Subordinated Notes
7.375% April 15, 2014
$6,768,545

MACHINERY --- 0.30%

470,000 Nell AF SARL # ^^	482,925
Senior Notes
8.375% August 15, 2015
$482,925

MANUFACTURING --- 1.66%

440,000 Jacuzzi Brands Inc	467,500
Secured Notes
9.625% July 1, 2010
210,000 Koppers Inc	228,375
Company Guaranteed Notes
9.875% October 15, 2013
845,000 Metals USA Inc	928,444
Secured Notes
11.125% December 1, 2015
442,000 Mueller Group Inc	480,675
Senior Subordinated Notes
10.000% May 1, 2012
235,000 Mueller Holdings Inc +	211,500
Step Bond 0% - 14.750%
1.450% April 15, 2014
80,000 Nutro Products Inc # ++	82,800
Senior Notes
9.400% October 15, 2013

225,000 Nutro Products Inc # ^^	245,813
Senior Subordinated Notes
10.750% April 15, 2014
$2,645,107

MISCELLANEOUS --- 0.30%

240,000 Spectrum Brands Inc ^^	224,400
Senior Subordinated Notes
8.500% October 1, 2013
240,000 UCAR Finance Inc	252,900
Company Guaranteed Bonds
10.250% February 15, 2012
$477,300

OFFICE EQUIPMENT & SUPPLIES --- 0.50%

225,000 Xerox Capital Trust I	229,781
Company Guaranteed Notes
8.000% February 1, 2027
560,000 Xerox Corp	571,900
Senior Notes
6.400% March 15, 2016
$801,681

OIL & GAS --- 9.81%

780,000 Belden & Blake Corp	799,500
Secured Notes
8.750% July 15, 2012
550,000 Chaparral Energy Inc	547,250
Senior Notes
8.500% December 1, 2015
385,000 Chesapeake Energy Corp	376,338
Company Guaranteed Notes
6.500% August 15, 2017
650,000 Chesapeake Energy Corp	660,563
Senior Notes
7.000% August 15, 2014
225,000 Chesapeake Energy Corp	216,563
Company Guaranteed Notes
6.250% January 15, 2018
295,000 Chesapeake Energy Corp	292,050
Senior Notes
6.375% June 15, 2015
75,000 Chesapeake Energy Corp	74,531
Company Guaranteed Notes
6.625% January 15, 2016
470,000 Complete Production Services #	481,750
Senior Notes
8.000% December 15, 2016
216,000 Dresser-Rand Group Inc	217,620
Senior Subordinated Notes
7.375% November 1, 2014
705,000 EXCO Resources Inc	715,575
Company Guaranteed Notes
7.250% January 15, 2011
1,395,000 El Paso Corp	1,524,038
Senior Notes
7.800% August 1, 2031

800,000 El Paso Corp ^^	858,000
Notes
7.875% June 15, 2012
110,000 Encore Acquisition Co	100,375
Senior Subordinated Notes
6.000% July 15, 2015
350,000 Enterprise Products Operating LP ++	379,122
Company Guaranteed Bonds
8.375% August 1, 2066
415,000 Forest Oil Corp	431,600
Senior Notes
8.000% December 15, 2011
200,000 Geokinetics Inc # ++	201,000
Notes
11.860% December 15, 2012
175,000 Hanover Compressor Co	189,000
Senior Notes
9.000% June 1, 2014
715,000 Hanover Compressor Co	699,806
Convertible
4.750% March 15, 2008
275,000 Holly Energy Partners LP	261,250
Company Guaranteed Notes
6.250% March 1, 2015
270,000 Mariner Energy Inc	261,900
Senior Notes
7.500% April 15, 2013
390,000 OPTI Canada Inc #	400,725
Notes
8.250% December 15, 2014
370,000 Petrohawk Energy Corp	388,500
Senior Notes
9.125% July 15, 2013
20,000 Pogo Producing Co	20,300
Senior Subordinated Notes
7.875% May 1, 2013
765,000 Pogo Producing Co ^^	730,575
Senior Subordinated Notes
6.875% October 1, 2017
185,000 Pride International Inc	191,013
Senior Notes
7.375% July 15, 2014
30,000 SESI LLC	29,850
Senior Notes
6.875% June 1, 2014
860,000 SemGroup LP #	864,300
Senior Notes
8.750% November 15, 2015
500,000 Stone Energy Corp	491,250
Senior Subordinated Notes
8.250% December 15, 2011
459,000 Swift Energy Co	484,245
Senior Subordinated Notes
9.375% May 1, 2012
550,000 Universal Compression Inc	552,750
Senior Notes
7.250% May 15, 2010

270,000 Whiting Petroleum Corp	269,325
Company Guaranteed Notes
7.000% January 1, 2014
1,705,000 Williams Cos Inc	1,926,650
Notes
8.750% March 15, 2032
$15,637,314

PAPER & FOREST PRODUCTS --- 1.80%

785,000 Appleton Papers Inc	808,550
Senior Subordinated Notes
9.750% June 15, 2014
320,000 Domtar Inc	289,600
Notes
5.375% December 1, 2013
515,000 NewPage Corp ++	556,200
Notes
11.621% May 1, 2012
710,000 NewPage Corp ^^	750,825
Senior Subordinated Notes
12.000% May 1, 2013
335,000 Verso Paper Holdings LLC #	351,750
Senior Subordinated Notes
11.375% August 1, 2016
115,000 Verso Paper Holdings LLC #	119,888
Secured Notes
9.125% August 1, 2014
$2,876,813

POLLUTION CONTROL --- 0.54%

120,000 Aleris International Inc #	120,300
Senior Subordinated Notes
10.000% December 15, 2016
569,000 Allied Waste North America Inc	604,563
Senior Notes
9.250% September 1, 2012
125,000 Allied Waste North America Inc	128,906
Senior Notes
7.875% April 15, 2013
$853,769

PRINTING & PUBLISHING --- 1.00%

320,000 Dex Media West	348,800
Senior Subordinated Notes
9.875% August 15, 2013
465,000 Idearc Inc #	471,975
Senior Notes
8.000% November 15, 2016
470,000 PRIMEDIA Inc ^^	479,400
Company Guaranteed Notes
8.875% May 15, 2011
300,000 Quebecor World Capital Corp # ^^	287,250
Senior Notes
8.750% March 15, 2016
$1,587,425

RAILROADS --- 0.68%

150,000 Kansas City Southern de Mexico #	150,000
Senior Notes
7.625% December 1, 2013
725,000 Kansas City Southern de Mexico	773,938
Senior Notes
9.375% May 1, 2012
30,000 Kansas City Southern de Mexico	32,400
Senior Notes
12.500% June 15, 2012
130,000 Kansas City Southern	131,138
Bonds
7.500% June 15, 2009
$1,087,476

REAL ESTATE --- 1.39%

110,000 Ashton Woods USA LLC	100,100
Senior Subordinated Notes
9.500% October 1, 2015
20,000 Forest City Enterprises Inc	20,400
Senior Notes
7.625% June 1, 2015
600,000 Host Marriott LP REIT	613,500
Senior Notes
7.125% November 1, 2013
25,000 Host Marriott LP REIT	24,656
Senior Notes
6.375% March 15, 2015
380,000 Host Marriott LP REIT	380,475
Senior Notes
6.750% June 1, 2016
410,000 Kimball Hill Homes Inc ^^	383,350
Senior Subordinated Notes
10.500% December 15, 2012
125,000 Ventas Realty LP REIT	128,125
Senior Notes
6.500% June 1, 2016
405,000 Ventas Realty LP REIT	418,163
Senior Notes
6.750% April 1, 2017
135,000 Ventas Realty LP REIT	141,750
Company Guaranteed Notes
7.125% June 1, 2015
$2,210,519

RESTAURANTS --- 0.52%

250,000 Carrols Corp	255,625
Company Guaranteed Notes
9.000% January 15, 2013
315,000 Denny's Corp Holdings Inc ^^	332,325
Company Guaranteed Notes
10.000% October 1, 2012
225,000 EPL Finance Corp	244,125
Senior Unsecured Notes
11.750% November 15, 2013
$832,075

RETAIL --- 3.04%

105,000 AutoNation Inc	105,788
Company Guaranteed Notes
7.000% April 15, 2014
185,000 AutoNation Inc ++	185,925
Company Guaranteed Notes
7.374% April 15, 2013
385,000 Blockbuster Inc ^^	372,488
Senior Subordinated Notes
9.000% September 1, 2012
435,000 Brookstone Co Inc ^^	425,213
Secured Notes
12.000% October 15, 2012
605,000 Delhaize America Inc	718,320
Company Guaranteed Bonds
9.000% April 15, 2031
110,000 Eye Care Centers of America Inc	120,725
Notes
10.750% February 15, 2015
385,000 FTD Inc	385,481
Company Guaranteed Notes
7.750% February 15, 2014
210,000 Linens 'N Things Inc ++ ^^	203,700
Notes
10.999% January 15, 2014
150,000 Michaels Stores Inc # +	81,375
Step Bond 0% - 13.000%
6.310% November 1, 2016
625,000 Neiman Marcus Group Inc	682,031
Senior Unsecured Notes
9.000% October 15, 2015
340,000 Neiman Marcus Group Inc ^^	378,250
Senior Subordinated Notes
10.375% October 15, 2015
290,000 Saks Inc	301,600
Company Guaranteed Bonds
8.250% November 15, 2008
900,000 Suburban Propane Partners LP	882,000
Senior Notes
6.875% December 15, 2013
$4,842,896

SPECIALIZED SERVICES --- 6.09%

230,000 Affinion Group Inc	243,225
Notes
11.500% October 15, 2015
770,000 Affinion Group Inc	816,200
Company Guaranteed Notes
10.125% October 15, 2013
525,000 Allied Security Escrow	538,125
Senior Subordinated Notes
11.375% July 15, 2011
331,000 Ashtead Capital Inc #	354,170
Notes
9.000% August 15, 2016

365,000 CCM Merger Inc # ^^	356,788
Notes
8.000% August 1, 2013
150,000 Chukchansi Economic Development Authority #	155,813
Senior Notes
8.000% November 15, 2013
165,000 Compagnie Generale de Geophysique SA	165,825
Company Guaranteed Notes
7.500% May 15, 2015
695,000 Di Finance/Dyncorp International LLC	736,700
Senior Subordinated Notes
9.500% February 15, 2013
365,000 Education Management LLC #	377,775
Senior Notes
8.750% June 1, 2014
324,000 Global Cash Finance Corp	340,200
Senior Subordinated Notes
8.750% March 15, 2012
235,000 H&E Equipment Services Inc	246,163
Senior Notes
8.375% July 15, 2016
1,670,000 Hertz Corp # ^^	1,837,000
Senior Subordinated Notes
10.500% January 1, 2016
550,000 Lamar Media Corp	545,188
Company Guaranteed Notes
6.625% August 15, 2015
640,000 Penhall International #	691,200
Secured Notes
12.000% August 1, 2014
725,000 R H Donnelley Corp	761,250
Senior Notes
8.875% January 15, 2016
175,000 R H Donnelley Corp	167,781
Senior Discount Notes
6.875% January 15, 2013
300,000 R H Donnelley Corp ^^	287,625
Senior Discount Notes
6.875% January 15, 2013
460,000 Rental Service Corp #	474,950
Senior Notes
9.500% December 1, 2014
100,000 Service Corp International	105,250
Debentures
7.875% February 1, 2013
180,000 Service Corp International	190,800
Senior Notes
7.625% October 1, 2018
300,000 Visant Holding Corp	309,000
Senior Notes
8.750% December 1, 2013
$9,701,028

TELEPHONE & TELECOMMUNICATIONS --- 8.31%

270,000 American Tower Corp	279,450
Senior Notes
7.500% May 1, 2012

140,000 Cincinnati Bell Inc	143,850
Senior Subordinated Notes
8.375% January 15, 2014
575,000 Cincinnati Bell Inc	575,719
Company Guaranteed Notes
7.000% February 15, 2015
85,000 Cincinnati Bell Telephone Co	76,500
Company Guaranteed Notes
6.300% December 1, 2028
465,000 Citizens Communications Co	504,525
Senior Notes
9.000% August 15, 2031
175,000 Citizens Communications Co #	176,750
Senior Notes
7.875% January 15, 2027
180,000 Hawaiian Telcom Communications Inc ++	180,000
Notes
10.889% May 1, 2013
800,000 Hawaiian Telcom Communications Inc ^^	838,000
Senior Subordinated Notes
12.500% May 1, 2015
395,000 Inmarsat Finance PLC	407,838
Notes
7.625% June 30, 2012
205,000 Intelsat Bermuda Ltd	191,163
Notes
7.625% April 15, 2012
1,065,000 Intelsat Bermuda Ltd #	1,168,838
Senior Notes
11.250% June 15, 2016
655,000 Intelsat Bermuda Ltd #	704,125
Company Guaranteed Notes
9.250% June 15, 2016
825,000 LCI International Inc	827,063
Senior Notes
7.250% June 15, 2007
295,000 Level 3 Communications Inc ^^	312,700
Senior Notes
11.500% March 1, 2010
320,000 Level 3 Financing Inc #	326,400
Senior Notes
9.250% November 1, 2014
200,000 Level 3 Financing Inc ++	211,500
Notes
11.800% March 15, 2011
585,000 NTL Cable PLC ^^	612,056
Senior Notes
8.750% April 15, 2014
430,000 Nordic Telephone Co Holdings #	460,100
Senior Notes
8.875% May 1, 2016
10,000 Qwest Communications International Inc ^^	10,300
Company Guaranteed Notes
7.500% February 15, 2014
685,000 Qwest Corp	726,100
Senior Notes
7.500% October 1, 2014

965,000 Qwest Corp	921,575
Debentures
6.875% September 15, 2033
165,000 Qwest Corp	183,769
Global Notes
8.875% March 15, 2012
80,000 Rogers Wireless Inc	84,800
Secured Notes
7.250% December 15, 2012
125,000 Rogers Wireless Communications Inc	133,438
Senior Subordinated Notes
8.000% December 15, 2012
1,055,000 Rural Cellular Corp	1,122,232
Senior Notes
9.875% February 1, 2010
1,060,000 True Move Co Ltd # ^^	1,036,150
Notes
10.750% December 16, 2013
75,000 Wind Acquisition Finance SA # ^^	85,313
Company Guaranteed Notes
10.750% December 1, 2015
870,000 Windstream Corp #	952,650
Senior Notes
8.625% August 1, 2016
$13,252,904

TEXTILES --- 0.65%

685,000 Levi Strauss & Co	738,088
Senior Notes
9.750% January 15, 2015
20,000 Levi Strauss & Co	20,900
Senior Notes
8.875% April 1, 2016
275,000 Oxford Industries Inc	283,938
Senior Notes
8.875% June 1, 2011
$1,042,926

TOBACCO --- 0.10%

150,000 Alliance One International Inc	159,750
Company Guaranteed Notes
11.000% May 15, 2012
$159,750

TRANSPORTATION --- 0.76%

80,000 GulfMark Offshore Inc	81,600
Company Guaranteed Notes
7.750% July 15, 2014
215,000 OMI Corp	219,838
Senior Notes
7.625% December 1, 2013
850,000 Teekay Shipping Corp	912,688
Senior Notes
8.875% July 15, 2011
$1,214,126

UTILITIES --- 2.35%

150,000 AES Corp	160,875
Senior Notes
8.875% February 15, 2011
105,000 AES Corp	110,775
Senior Notes
7.750% March 1, 2014
1,115,000 AES Corp #	1,198,625
Secured Notes
9.000% May 15, 2015
600,000 ANR Pipeline Inc	796,216
Debentures
9.625% November 1, 2021
765,000 Dynegy Holdings Inc ^^	803,250
Senior Unsecured Notes
8.375% May 1, 2016
665,000 Transcontinental Gas Pipe Line Corp	683,288
Notes
7.000% August 15, 2011
$3,753,029

TOTAL BONDS --- 96.51%	$153,833,860

(Cost $150,453,320)

PREFERRED STOCK

Shares	Value ($)

BROADCAST/MEDIA --- 0.28%

60 ION Media Networks Inc*	444,000
$444,000

OIL & GAS --- 0.14%

905 Chesapeake Energy Corp	224,893
$224,893

TOTAL PREFERRED STOCK --- 0.42%	$668,893

(Cost $669,977)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

856,000 JP Morgan Chase Bank London # ~	796,080
Zero Coupon
8.640%, November 8, 2007

REPURCHASE AGREEMENTS

4,103,000 Repurchase agreement(Principal Amount/Value	$4,103,000
$4,103,000 with a maturity value of $4,105,375) with
Merrill Lynch, 5.21%, dated 12/29/06, to be repurchased
at $4,105,375 on 01/02/07, collateralized by Freddie Mac,
5.125%, 10/15/08, with a value of $4,230,249.

TOTAL SHORT-TERM INVESTMENTS --- 3.07%	$4,899,080

(Cost $4,894,870)

TOTAL MAXIM HIGH YIELD BOND PORTFOLIO --- 100%	$159,401,833

(Cost $156,018,167)

Legend

* Non-income Producing Security.

# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

** Security in default at December 31, 2006.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2006.

++ Represents the current interest rate for variable rate security.

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2006. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.33%, to be repurchased on 01/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim High Yield Bond Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
A	933,800	0.59%
Baa	3,561,089	2.24%
Ba	40,650,520	25.50%
B	77,365,220	48.53%
C	29,645,938	18.60%
P1	4,103,000	2.57%
Not Rated	3,142,266	1.97%
	159,401,833	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim High Yield Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,074.38	$ 5.75

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.66	$ 5.60

*Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's

_________________________

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

_________________________

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007